INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2020
INVENTORIES
Schedule of inventory and spare parts

	December 31,
	2020	2019
Handsets and accessories	12,827	12,412
Spare parts for telecommunication equipment	110	984
Advertising and other materials	964	912
SIM cards and prepaid phone cards	726	700
TV equipment for resale	425	494
Software and equipment for installation and resale	152	13
Total inventories	15,204	15,515

Summary of cost of goods

	2020	2019	2018
Amount of inventories recognized as an expense	62,587	56,761	55,278
Inventory obsolescence provision	1,465	2,564	3,803
Reversal of obsolescence provision	(570)	(453)	(412)
Total cost of goods	63,482	58,872	58,669